--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 27, 2001
--------------------------------------------------------------------------------

                                      LOGO
                              SEASONS SERIES TRUST



-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   FOCUS GROWTH PORTFOLIO

-   STOCK PORTFOLIO

-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TRUST HIGHLIGHTS............................................      3
           Q&A..............................................      3

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     24
           Investment Strategies............................     24
           Additional Information about the Seasons
          Portfolios........................................     24

GLOSSARY....................................................     31
           Investment Terminology...........................     31
           About the Indices................................     33
           Risk Terminology.................................     35

MANAGEMENT..................................................     37
           Investment Adviser and Manager...................     37
           Information about the Subadvisers................     38
           Portfolio Management.............................     40
           Custodian, Transfer and Dividend Paying Agent....     52

ACCOUNT INFORMATION.........................................     52
           Transaction Policies.............................     53
           Dividend Policies and Taxes......................     53

FINANCIAL HIGHLIGHTS........................................     54

FOR MORE INFORMATION........................................     60

                             Q&A
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

--------------------------------------------------------------------------------
                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about sixteen of the Trust's separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 24, and the glossary that follows on page 31.



Six of the Portfolios, which we call the "Seasons Portfolios," are available through the Seasons Variable Annuity Contract. Ten additional Portfolios, which we call the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available through the Seasons Select Variable Annuity Contracts.


                            Q: WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES?

                            A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                                             SEASONS PORTFOLIOS

                                     -------------------------------------------------------------------
                                           PORTFOLIO           INVESTMENT GOAL           STRATEGY
                                     -------------------------------------------------------------------
                                      MULTI-MANAGED GROWTH  long-term growth of    asset allocation
                                      PORTFOLIO             capital                through Managed
                                                                                   Components
                                     -------------------------------------------------------------------
                                      MULTI-MANAGED         long-term growth of    asset allocation
                                      MODERATE GROWTH       capital, with capital  through Managed
                                      PORTFOLIO             preservation as a      Components
                                                            secondary objective
                                     -------------------------------------------------------------------
                                      MULTI-MANAGED         conservation of        asset allocation
                                      INCOME/EQUITY         principal while        through Managed
                                      PORTFOLIO             maintaining some       Components
                                                            potential for
                                                            long-term growth of
                                                            capital
                                     -------------------------------------------------------------------
                                      MULTI-MANAGED INCOME  capital preservation   asset allocation
                                      PORTFOLIO                                    through Managed
                                                                                   Components
                                     -------------------------------------------------------------------
                                      ASSET ALLOCATION:     capital appreciation   investment primarily
                                      DIVERSIFIED GROWTH                           through a strategic
                                      PORTFOLIO                                    allocation of
                                                                                   approximately 80%
                                                                                   (with a range of
                                                                                   65-95%) of its assets
                                                                                   to equity securities
                                                                                   and approximately 20%
                                                                                   (with a range of
                                                                                   5-35%) of its assets
                                                                                   to fixed income
                                                                                   securities
                                     -------------------------------------------------------------------
                                      STOCK PORTFOLIO       long-term capital      investment primarily
                                                            appreciation, with a   in the common stocks
                                                            secondary objective    of a diversified
                                                            of increasing          group of
                                                            dividend income        well-established
                                                                                   growth companies
                                     -------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS (referred to hereinafter as the "Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica Asset Management Corp. ("SunAmerica"), Janus Capital Corporation ("Janus") and Wellington Management Company, LLP ("Wellington Management"). None of the Multi-Managed Seasons Portfolios contains a passively managed component. The four current Managed Components are SUNAMERICA/AGGRESSIVE GROWTH, JANUS/GROWTH, SUNAMERICA/ BALANCED and WELLINGTON MANAGEMENT/FIXED INCOME. The Managed Components each invests to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" as used herein shall mean either SunAmerica, the Investment Adviser to the Trust, or the other registered investment advisers that serve as Subadvisers to the Trust, as the case may be.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, each Manager intends to manage its respective Managed Component(s) in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the SUNAMERICA/BALANCED component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

-------------------------------------------------------------------------------------------------
                                       SUNAMERICA/                              WELLINGTON
              PORTFOLIO                AGGRESSIVE     JANUS/     SUNAMERICA/   MANAGEMENT/
                                         GROWTH       GROWTH      BALANCED     FIXED INCOME
                                        COMPONENT    COMPONENT    COMPONENT     COMPONENT
-------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%          40%          20%            20%
-------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%          28%          18%            36%
-------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%          18%          28%            54%
-------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%           8%          17%            75%
-------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.


MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

LARGE COMPANIES are generally those with market capitalizations of over $9.9 billion, although there may be some overlap among capitalization categories.

MEDIUM SIZED COMPANIES are generally those with market capitalizations ranging from $1.4 billion to $9.9 billion, although there may be some overlap among capitalization categories.

SMALL COMPANIES are generally those with market capitalizations of $1.4 billion or less, although there may be some overlap among capitalization categories.

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.
                                         SEASONS SELECT PORTFOLIOS

                                     ------------------------------------------------------------------------
                                            PORTFOLIO             INVESTMENT GOAL             STRATEGY
                                     ------------------------------------------------------------------------
                                      LARGE CAP GROWTH         long-term growth of     invests primarily in
                                      PORTFOLIO                capital                 equity securities of
                                                                                       large companies (at
                                                                                       least 65% of total
                                                                                       assets) selected
                                                                                       through a growth
                                                                                       strategy
                                     ------------------------------------------------------------------------
                                      LARGE CAP COMPOSITE      long-term growth of     invests primarily in
                                      PORTFOLIO                capital and growth of   equity securities of
                                                               dividend income         large companies (at
                                                                                       least 65% of total
                                                                                       assets) that offer the
                                                                                       potential for long-
                                                                                       term growth of capital
                                                                                       or dividends
                                     ------------------------------------------------------------------------
                                      LARGE CAP VALUE          long-term growth of     invests primarily in
                                      PORTFOLIO                capital                 equity securities of
                                                                                       large companies (at
                                                                                       least 65% of total
                                                                                       assets) selected
                                                                                       through a value
                                                                                       strategy
                                     ------------------------------------------------------------------------
                                      MID CAP GROWTH           long-term growth of     invests primarily in
                                      PORTFOLIO                capital                 equity securities of
                                                                                       medium sized companies
                                                                                       (at least 65% of total
                                                                                       assets) selected
                                                                                       through a growth
                                                                                       strategy
                                     ------------------------------------------------------------------------
                                      MID CAP VALUE PORTFOLIO  long-term growth of     invests primarily in
                                                               capital                 equity securities of
                                                                                       medium sized companies
                                                                                       (at least 65% of total
                                                                                       assets) selected
                                                                                       through a value
                                                                                       strategy
                                     ------------------------------------------------------------------------
                                      SMALL CAP PORTFOLIO      long-term growth of     invests primarily in
                                                               capital                 equity securities of
                                                                                       small companies (at
                                                                                       least 65% of total
                                                                                       assets)
                                     ------------------------------------------------------------------------
                                      INTERNATIONAL EQUITY     long-term growth of     invests primarily in
                                      PORTFOLIO                capital                 equity securities of
                                                                                       issuers in at least
                                                                                       three countries other
                                                                                       than the U.S.
                                     ------------------------------------------------------------------------
                                      DIVERSIFIED FIXED        relatively high         invests primarily in
                                      INCOME PORTFOLIO         current income and      fixed income
                                                               secondarily capital     securities, including
                                                               appreciation            U.S. and foreign
                                                                                       government securities,
                                                                                       mortgage-backed
                                                                                       securities, investment
                                                                                       grade debt securities,
                                                                                       and high yield/high
                                                                                       risk bonds ("junk
                                                                                       bonds")
                                     ------------------------------------------------------------------------
                                      CASH MANAGEMENT          high current yield      invests in a
                                      PORTFOLIO                while preserving        diversified selection
                                                               capital                 of money market
                                                                                       instruments
                                     ------------------------------------------------------------------------

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the FOCUS GROWTH PORTFOLIO will invest in 10 stocks. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.


ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.


The following chart shows the investment goal and strategy of the Seasons Focused Portfolios.


                                         SEASONS FOCUSED PORTFOLIOS


                                     ---------------------------------------------------------------------
                                            PORTFOLIO            INVESTMENT GOAL           STRATEGY
                                     ---------------------------------------------------------------------
                                      FOCUS GROWTH PORTFOLIO  long-term growth of    active trading of
                                                              capital                equity securities of
                                                                                     growth companies
                                                                                     without regard to
                                                                                     market
                                                                                     capitalization.
                                     ---------------------------------------------------------------------


Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by several separate Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by Deutsche Asset Management, Inc., that seeks to replicate a target index or a subset of an index. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, even if there are adverse developments concerning a particular security, company or industry.

The Seasons Focused Portfolios offer you access to at least two different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica will initially allocate the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica will then allocate new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?


A: The following section describes the principal risks of each Portfolio. The charts beginning on page 25 also describe various additional risks.


     Risks of Investing in Equity Securities


     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY AND FOCUS GROWTH PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS invest significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP AND FOCUS GROWTH PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.



     Risks of Investing in Bonds


     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. While the Managers try to diversify a Portfolio and try to engage in a credit analysis of each junk bond issuer in which a Portfolio invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.



     Risks of Investing in Money Market Securities



     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in high-quality short-term debt obligations, you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risks that the value of its investments may be affected by changes in interest rates. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally



     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests primarily in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. This will particularly affect the INTERNATIONAL EQUITY PORTFOLIO.



     Risks of Investing in Smaller Companies



     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in smaller companies. The SMALL CAP PORTFOLIO invests primarily in smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH and SMALL CAP PORTFOLIOS.



     Risks of Investing in "Non-Diversified" Portfolios



     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.



     Additional Principal Risks



     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolios' average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information is not included for Portfolios that have not been in existence for a full calendar year.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)
[BAR CHART]                        (Class A)

1998                                                                             31.45
1999                                                                             55.76
2000                                                                            -10.38

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was - 13.58% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 11.89%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION****
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class A                         - 10.38%       23.52%
--------------------------------------------------------------------------------------------
 S&P 500(R)*                                                     - 9.09%       17.88%
--------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index**                                11.63%       7.79%
--------------------------------------------------------------------------------------------
 Blended Benchmark Index***                                      - 1.60%       14.10%
--------------------------------------------------------------------------------------------



  * The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


  ** The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


 *** The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers
     Aggregate Index, 20% Russell 2000 Index, and 2% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.


**** Inception date for Class A shares is April 15, 1997.

--------------------------------------------------------------------------------


                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)
[BAR CHART]                        (Class A)

1998                                                                             25.07
1999                                                                             41.32
2000                                                                             -5.39

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was - 9.72% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 8.67%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION****
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class A                - 5.39%        19.94%
--------------------------------------------------------------------------------------------
 S&P 500(R)*                                                    - 9.09%        17.88%
--------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index**                               11.63%        7.79%
--------------------------------------------------------------------------------------------
 Blended Benchmark Index***                                       1.35%        12.74%
--------------------------------------------------------------------------------------------



  * The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


 ** The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


 *** The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman
     Brothers Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

**** Inception date for Class A shares is April 15, 1997.

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)
[BAR CHART]                        (Class A)

1998                                                                             19.13%
1999                                                                             17.31%
2000                                                                              1.20%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was - 3.02% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 3.89%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION****
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class A                     1.20%       13.75%
--------------------------------------------------------------------------------------------
 S&P 500(R)*                                                     - 9.09%       17.88%
--------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index**                                11.63%       7.79%
--------------------------------------------------------------------------------------------
 Blended Benchmark Index***                                        4.41%       11.37%
--------------------------------------------------------------------------------------------



  * The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


 ** The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


 *** The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman
     Brothers Aggregate Index, and 2.8% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

**** Inception date for Class A shares is April 15, 1997.

--------------------------------------------------------------------------------


                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)
[BAR CHART]                        (Class A)

1998                                                                             13.58
1999                                                                              6.99
2000                                                                              5.71

During the period shown in the bar chart, the highest return for a quarter was 5.31% (quarter ended 12/31/99) and the lowest return for a quarter was - 0.49% (quarter ended 6/30/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 0.51%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION****
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class A                            5.71%       10.38%
--------------------------------------------------------------------------------------------
 S&P 500(R)*                                                     - 9.09%       17.88%
--------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index**                                11.63%       7.79%
--------------------------------------------------------------------------------------------
 Blended Benchmark Index***                                        7.85%       9.68%
--------------------------------------------------------------------------------------------



  * The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


 ** The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


 *** The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman
     Brothers Aggregate Index, and 1.70% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

**** Inception date for Class A shares is April 15, 1997.

--------------------------------------------------------------------------------


                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)
[BAR CHART]                        (Class A)

1998                                                                             13.43
1999                                                                             18.79
2000                                                                             -4.90

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was - 9.81% (quarter ended 9/30/98). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 5.86%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION****
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class A          - 4.90%       10.32%
--------------------------------------------------------------------------------------------
 S&P 500(R)*                                                     - 9.09%       17.88%
--------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index**                                11.63%       7.79%
--------------------------------------------------------------------------------------------
 Blended Benchmark Index***                                      - 6.10%       14.47%
--------------------------------------------------------------------------------------------



  * The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


 ** The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


 *** The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers
     Aggregate Index, and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The MSCI EAFE Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

**** Inception date for Class A shares is April 15, 1997.

--------------------------------------------------------------------------------


                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)          (CLASS A)
[BAR CHART]

1998                                                                             27.24
1999                                                                             21.51
2000                                                                             -0.56

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was - 11.25% (quarter ended 9/30/98). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 7.31%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 Stock Portfolio Class A                                        - 0.56%        20.22%
-------------------------------------------------------------------------------------------
 S&P 500(R)*                                                    - 9.09%        17.88%
-------------------------------------------------------------------------------------------



 * The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States.

** Inception date for Class A shares is April 15, 1997.

--------------------------------------------------------------------------------


                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)          (CLASS A)
[BAR CHART]

2000                                                                            -18.49

During the period shown in the bar chart, the highest return for a quarter was 7.63% (quarter ended 3/31/00) and the lowest return for a quarter was - 15.25% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 12.25%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class A                             - 18.49%       8.03%
-------------------------------------------------------------------------------------------
 S&P 500/BARRA Growth Index*                                    - 22.08%       - 3.11%
-------------------------------------------------------------------------------------------



 * The S&P 500/BARRA Growth and Value Indexes are constructed by dividing the stocks in an index according to a single attribute: book-to-book price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-book price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

(numbers are percentages)          (CLASS A)
[BAR CHART]

2000                                                                             -6.87

During the period shown in the bar chart, the highest return for a quarter was 5.50% (quarter ended 3/31/00) and the lowest return for a quarter was - 10.35% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 9.70%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class A                          - 6.87%        7.94%
-------------------------------------------------------------------------------------------
 S&P 500(R)*                                                    - 9.09%        2.92%
-------------------------------------------------------------------------------------------



 * The Standard & Poor's Composite Index of 500 Stocks (S&P 500(R)) tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------


                                   (CLASS A)

(number is percentage)
[BAR CHART]

2000                                                                             13.06

During the period shown in the bar chart, the highest return for a quarter was 8.20% (quarter ended 9/30/00) and the lowest return for a quarter was - 1.14% (quarter ended 3/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was 2.55%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class A                               13.06%        11.67%
-------------------------------------------------------------------------------------------
 S&P 500/BARRA Value Index*                                       6.09%        8.74%
-------------------------------------------------------------------------------------------



 * The S&P 500/BARRA Growth and Value Indexes are constructed by dividing the stocks in an index according to a single attribute: book-to-book price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-book price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(number is percentage)             (CLASS A)
[BAR CHART]

2000                                                                             -2.53

During the period shown in the bar chart, the highest return for a quarter was 18.72% (quarter ended 3/31/00) and the lowest return for a quarter was - 14.72% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 7.20%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR        INCEPTION**
---------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class A                                - 2.53%         24.30%
---------------------------------------------------------------------------------------------
 Russell Midcap(TM) Growth Index*                               - 11.75%         14.67%
---------------------------------------------------------------------------------------------



 * Russell Midcap(TM) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

(number is percentage)             (CLASS A)
[BAR CHART]

2000                                                                             34.48

During the period shown in the bar chart, the highest return for a quarter was 12.05% (quarter ended 9/30/00) and the lowest return for a quarter was 2.57% (quarter ended 6/30/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was 4.66%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class A                                 34.48%        19.75%
-------------------------------------------------------------------------------------------
 Russell Midcap(TM) Value Index*                                 19.19%        11.01%
-------------------------------------------------------------------------------------------



 * Russell Midcap(TM) Value Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

(number is percentage)
[BAR CHART]                        (Class A)

2000                                                                            -12.23

During the period shown in the bar chart, the highest return for a quarter was 6.51% (quarter ended 3/31/00) and the lowest return for a quarter was - 14.12% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 4.85%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class A                                    - 12.23%       10.11%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index*                                          - 3.03%       8.16%
-------------------------------------------------------------------------------------------



 * Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and generally represents less than 20% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. companies as determined by market capitalization.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

(number is percentage)
[BAR CHART]                        (Class A)

2000                                                                            -17.82

During the period shown in the bar chart, the highest return for a quarter was 5.10% (quarter ended 3/31/00) and the lowest return for a quarter was - 9.30% (quarter ended 12/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was - 15.62%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class A                         - 17.82%       3.23%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index*                                               - 14.12%       4.97%
-------------------------------------------------------------------------------------------



 * The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index is weighted by market capitalization and therefore has a heavy representation in countries with large stock markets, such as Japan.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

(number is percentage)
[BAR CHART]                        (Class A)

2000                                                                             8.26

During the period shown in the bar chart, the highest return for a quarter was 2.50% (quarter ended 12/31/00) and the lowest return for a quarter was 1.25% (quarter ended 6/30/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was 1.66%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR       INCEPTION**
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class A                       8.26%        3.52%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Government/Credit Index*                   11.84%        4.48%
-------------------------------------------------------------------------------------------



 * The Lehman Brothers U.S. Government/Credit Index is a measure of the market value of approximately 5,300 bonds, each with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher by a nationally recognized statistical rating organization.

** Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------


                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

(number is percentage)
[BAR CHART]                        (Class A)

2000                                                                             5.58

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 1.19% (quarter ended 3/31/00). As of the most recent calendar quarter ended 6/30/01 the year-to-date return was 2.27%.
--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)          ONE YEAR        INCEPTION*
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class A                               5.58%         5.05%
-------------------------------------------------------------------------------------------



* Inception date for Class A shares is February 8, 1999.

--------------------------------------------------------------------------------
                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES


Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus and to provide information about the target indices or subsets thereof which the passively managed components of the Multi-Managed Seasons Select Portfolios seek to replicate. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the Seasons or Seasons Select Variable Annuity Contracts.



The Seasons and Seasons Select Variable Annuity Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.


ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the SUNAMERICA/AGGRESSIVE GROWTH and JANUS/GROWTH components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the SUNAMERICA/BALANCED and WELLINGTON MANAGEMENT/FIXED INCOME components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the SUNAMERICA/AGGRESSIVE GROWTH component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the JANUS/ GROWTH component, the SUNAMERICA/BALANCED component and the WELLINGTON MANAGEMENT/FIXED INCOME component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the WELLINGTON MANAGEMENT/FIXED INCOME component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

-----------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                      SUNAMERICA/                                                  SUNAMERICA/
                                   AGGRESSIVE GROWTH                JANUS/GROWTH                    BALANCED
                                       COMPONENT                     COMPONENT                      COMPONENT
-----------------------------------------------------------------------------------------------------------------------

 What are the Portfolio's/     - Equity securities,          - Equity securities           - Equity securities:
 Managed Component's           including those of lesser     selected for their growth     -large-cap stocks
 principal investments?        known or high growth          potential:                    -mid-cap stocks
                               companies or industries,      -large-cap stocks             - Long term bonds and other
                               such as technology,           -mid-cap stocks                 debt securities
                                 telecommunications,           -small-cap stocks           - 70%/30% neutral
                                 media, healthcare, energy                                 equity/debt weighting for
                                 and consumer cyclicals:                                     Multi-Managed Growth and
                                 -mid-cap stocks                                             Moderate Growth Portfolios
                                 -small-cap stocks                                           (actual weighting may
                                                                                             differ)
                                                                                           - 50%/50% neutral
                                                                                           equity/debt weighting for
                                                                                             Multi-Managed
                                                                                             Income/Equity and Income
                                                                                             Portfolios (actual
                                                                                             weighting may differ)
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Large-cap stocks            - Junk bonds (up to 35%)      - Small-cap stocks
 investments may the           - Short-term investments      - Short-term investments        (up to 20%)
 Portfolio/Managed Component     (up to 25%)                   (up to 25%)                 - Short-term investments
 significantly invest in?      - Illiquid securities         - Illiquid securities           (up to 25%)
                                 (up to 15%)                   (up to 15%)                 - Foreign securities
                               - Securities lending          - Securities lending            (up to 25%)
                                 (up to 33 1/3%)               (up to 33 1/3%)             - ADRs/EDRs/GDRs
                               - Options                                                   - Emerging markets
                                                                                           - PFICs
                                                                                           - Illiquid securities
                                                                                             (up to 15%)
                                                                                           - Securities lending
                                                                                             (up to 33 1/3%)
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Investment grade fixed      - Investment grade fixed      - Investment grade fixed
 investments may the             income securities             income securities             income securities
 Portfolio/Managed Component   - U.S. government             - U.S. government             - U.S. government securities
 use as part of efficient      securities                    securities                    - Asset-backed and mortgage-
 portfolio management or to    - Asset-backed and            - Asset-backed and              backed securities
 enhance return?                 mortgage-backed               mortgage-backed             - Options and futures
                                 securities                    securities                  - Special situations (up to
                               - Foreign securities          - Foreign securities          25%)
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - Currency transactions
                               - PFICs                       - Currency transactions       - Currency baskets
                               - Options and futures         - Currency baskets
                               - Special situations (up to   - Emerging markets
                               25%)                          - PFICs
                                                             - Options and futures
                                                             - Special situations (up to
                                                               25%)
-----------------------------------------------------------------------------------------------------------------------

 What risks normally affect    - Market volatility           - Market volatility           - Market volatility
 the Portfolio/Managed         - Securities selection        - Securities selection        - Securities selection
 Component?                    - Growth stocks               - Growth stocks               - Interest rate fluctuations
                               - Small and medium sized      - Junk bonds                  - Small and medium sized
                                 companies                   - Small and medium sized        companies
                               - Non-diversified status      companies                     - Non-diversified status
                               - Foreign exposure            - Non-diversified status      - Foreign exposure
                               - Emerging markets            - Foreign exposure            - Emerging markets
                               - Illiquidity                 - Emerging markets            - Illiquidity
                               - Prepayment                  - Credit quality              - Prepayment
                               - Derivatives                 - Illiquidity                 - Derivatives
                               - Hedging                     - Prepayment                  - Hedging
                               - Active trading              - Derivatives
                                                             - Hedging
                                                             - Active trading
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                 WELLINGTON MANAGEMENT/          ASSET ALLOCATION:
                                      FIXED INCOME                  DIVERSIFIED
                                       COMPONENT                  GROWTH PORTFOLIO               STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

 What are the Portfolio's/     - U.S. and foreign fixed      - Strategic allocation of     - Common stocks of well
 Managed Component's             income securities of          approximately 80% (with a     established growth
 principal investments?          varying maturities and        range of 65-95%) of           companies (at least 65% of
                                 risk/return                   assets to equity              total assets)
                                 characteristics (at least     securities:
                                 80% investment grade          -large-cap stocks
                                 securities and at least       -mid-cap stocks
                                 85% U.S. dollar               -small-cap stocks
                                 denominated securities)     - Strategic allocation of
                                                               approximately 20% (with a
                                                               range of 5-35%) of assets
                                                               to fixed income
                                                               securities
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Junk bonds (up to 20%)      - Junk bonds (up to 20%)      - Short-term investments (up
 investments may the           - Short-term investments      - Short-term investments        to 25%)
 Portfolio/Managed Component   (up to 25%)                   (up to 25%)                   - Foreign securities (up to
 significantly invest in?      - Foreign securities (up to   - Foreign securities (up to     30%)
                                 15% denominated in            60%)                        - Illiquid securities (up to
                                 foreign currencies; up to   - Illiquid securities (up       15%)
                                 100% denominated in U.S.    to 15%)                       - Securities lending (up to
                                 dollars)                    - Securities lending (up to     33 1/3%)
                               - Illiquid securities (up       33 1/3%)
                               to 15%)
                               - Securities lending (up to
                                 33 1/3%)
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Investment grade fixed      - Investment grade fixed      - Mid-cap stocks
 investments may the           income securities             income securities             - Investment grade fixed
 Portfolio/Managed Component   - U.S. government             - U.S. government             income securities
 use as part of efficient      securities                    securities                    - U.S. government securities
 portfolio management or to    - Asset-backed and            - Asset-backed and            - Asset-backed and mortgage-
 enhance return?               mortgage-backed securities    mortgage-backed securities    backed securities
                               - Currency transactions       - ADRs/EDRs/GDRs              - ADRs/EDRs/ GDRs
                               - Currency baskets            - Currency transactions       - Currency transactions
                               - PFICs                       - Currency baskets            - Currency baskets
                               - Options and futures         - Emerging markets            - Emerging markets
                               - Special situations (up to   - PFICs                       - PFICs
                               25%)                          - Options and futures         - REITs
                                                             - Special situations (up to   - Options and futures
                                                             25%)                          - Special situations (up to
                                                                                             25%)
                                                                                           - Convertible securities and
                                                                                             warrants
                                                                                           - ETFs
                                                                                           - Hybrid instruments (up to
                                                                                             10%)
-----------------------------------------------------------------------------------------------------------------------

 What risks normally affect    - Market volatility           - Market volatility           - Market volatility
 the Portfolio/Managed         - Securities selection        - Securities selection        - Securities selection
 Component?                    - Interest rate               - Growth stocks               - Growth stocks
                               fluctuations                  - Foreign exposure            - Foreign exposure
                               - Non-diversified status      - Small and medium sized      - Medium-sized companies
                               - Foreign exposure            companies                     - Emerging markets
                               - Emerging markets            - Emerging markets            - Illiquidity
                               - Credit quality              - Credit quality              - Prepayment
                               - Junk bonds                  - Junk bonds                  - Derivatives
                               - Illiquidity                 - Illiquidity                 - Hedging
                               - Prepayment                  - Prepayment                  - Active trading
                               - Derivatives                 - Derivatives
                               - Hedging                     - Hedging
                               - Active trading

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?        large companies (at least     large companies (at least       companies (at least 65% of
                                 65% of total assets)          65% of total assets) that     total assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 35%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments        to 25%)
 invest in?                    (up to 25%)                   (up to 25%)                   - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to     30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                               - Illiquid securities (up     - PFICs                       - Illiquid securities (up to
                               to 15%)                       - Illiquid securities (up       15%)
                               - Securities lending (up to   to 15%)                       - Securities lending (up to
                                 33 1/3%)                    - Securities lending (up to     33 1/3%)
                                                               33 1/3%)                    - Investment grade fixed
                                                                                             income securities
                                                                                           - U.S. government securities
                                                                                           - Asset-backed and mortgage-
                                                                                             backed securities
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Small-cap stocks            - Small- and Mid-cap stocks   - Small- and Mid-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of      income securities             income securities             - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance      securities                    securities                    - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                               mortgage-backed securities    mortgage-backed securities    - Options and futures
                               - REITs                       - REITs                       - Hybrid instruments (up to
                               - Currency transactions       - Currency transactions       10%)
                               - Currency baskets            - Currency baskets            - Interest rate swaps,
                               - Options and futures         - Emerging markets            mortgage swaps, caps, floors
                               - Hybrid instruments (up to   - Options and futures         and collars
                               10%):                         - Hybrid instruments (up to   - Special situations (up to
                                 - SPDRs                     10%)                          25%)
                                 - iShares                   - Interest rate swaps,        - Convertible securities and
                               - Interest rate swaps,          mortgage swaps, caps,         warrants
                                 mortgage swaps, caps,         floors and collars          - ETFs
                                 floors and collars          - Special situations (up to
                               - Special situations (up to     25%)
                                 25%)                        - Convertible securities
                                                             and warrants
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------

 What risks normally affect    - Market volatility           - Market volatility           - Market volatility
 the Portfolio?                - Securities selection        - Securities selection        - Securities selection
                               - Growth stocks               - Growth stocks               - Value investing
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Interest rate               - Interest rate               - Interest rate fluctuations
                               fluctuations                  fluctuations                  - Credit quality
                               - Credit quality              - Credit quality              - Emerging markets
                               - Emerging markets            - Emerging markets            - Illiquidity
                               - Illiquidity                 - Illiquidity                 - Prepayment
                               - Prepayment                  - Prepayment                  - Derivatives
                               - Derivatives                 - Derivatives                 - Hedging
                               - Hedging                     - Hedging                     - Small and medium sized
                               - Small and medium sized      - Small and medium sized        companies
                                 companies                     companies                   - Active trading
                               - Active trading              - Active trading              - Indexing
                               - Indexing                    - Indexing

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?          medium-sized companies        medium-sized companies        companies (at least 65% of
                                 (at least 65% of total        (at least 65% of total        total assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                    (up to 25%)                   - Short-term investments        to 25%)
                               - Foreign securities (up to   (up to 25%)                   - Foreign securities (up to
                                 30%)                        - Foreign securities (up to     30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                               - Illiquid securities (up     - PFICs                       - Illiquid securities (up to
                               to 15%)                       - Illiquid securities (up       15%)
                               - Securities lending (up to   to 15%)                       - Securities lending (up to
                                 33 1/3%)                    - Securities lending (up to     33 1/3%)
                                                               33 1/3%)                    - Mid-cap stocks
                                                                                           - Options and futures
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the           income securities             income securities             - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio           securities                    securities                      income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                         mortgage-backed               mortgage-backed             - Asset-backed and mortgage-
                                 securities                    securities                  backed securities
                               - REITs                       - REITs                       - REITs
                               - Currency transactions       - Currency transactions       - Emerging markets
                               - Currency baskets            - Currency baskets            - Hybrid instruments (up to
                               - Emerging markets            - Emerging markets              10%)
                               - Options and futures         - Options and futures         - Interest rate swaps,
                               - Hybrid instruments (up to   - Hybrid instruments (up to   mortgage swaps, caps, floors
                                 10%)                          10%):                       and collars
                               - Interest rate swaps,          - SPDRs                     - Special situations (up to
                               mortgage swaps, caps,           - iShares                     25%)
                               floors and collars            - Interest rate swaps,
                               - Special situations (up to     mortgage swaps, caps,
                                 25%)                          floors and collars
                               - Convertible securities      - Special situations (up to
                               and warrants                    25%)
                               - ETFs
-----------------------------------------------------------------------------------------------------------------------

 What risks normally affect    - Market volatility           - Market volatility           - Market volatility
 the Portfolio?                - Securities selection        - Securities selection        - Securities selection
                               - Growth stocks               - Value investing             - Growth stocks
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Interest rate               - Interest rate               - Interest rate fluctuations
                               fluctuations                  fluctuations                  - Credit quality
                               - Credit quality              - Credit quality              - Illiquidity
                               - Emerging markets            - Illiquidity                 - Prepayment
                               - Illiquidity                 - Prepayment                  - Derivatives
                               - Prepayment                  - Derivatives                 - Hedging
                               - Derivatives                 - Hedging                     - Small and medium sized
                               - Hedging                     - Small and medium sized        companies
                               - Small and medium sized        companies                   - Active trading
                                 companies                   - Active trading              - Indexing
                               - Active trading              - Indexing
                               - Indexing

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

 What are the Portfolio's      - Equity securities of        - Fixed income securities,    - A diversified selection of
 principal investments?        issuers in at least three       including U.S. and            short-term money market
                                 countries other than the      foreign government            instruments
                                 U.S.                          securities
                                                             - Mortgage-backed
                                                             securities
                                                             - Investment grade debt
                                                               securities
                                                             - Junk bonds (up to 20%)
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks              mortgage-backed securities    income securities
 Portfolio significantly       - Small-cap stocks            - Foreign securities (up to   - U.S. government securities
 invest in?                    - Junk bonds (up to 35%)      30%)                          - Illiquid securities (up to
                               - Short-term investments      - ADRs/EDRs/GDRs              10%)
                               (up to 25%)                   - PFICs
                               - ADRs/EDRs/GDRs              - Illiquid securities (up
                               - PFICs                       to 15%)
                               - Emerging markets            - Securities lending (up to
                               - Illiquid securities (up       33%)
                               to 15%)                       - Short-term investments
                               - Securities lending (up to   (up to 25%)
                                 33%)
-----------------------------------------------------------------------------------------------------------------------

 What other types of           - Investment grade fixed      - Currency transactions       - Asset-backed and mortgage-
 investments may the             income securities           - Currency baskets            backed securities
 Portfolio use as part of      - U.S. government             - Emerging markets
 efficient portfolio           securities                    - Options and futures
 management or to enhance      - Asset-backed and            - Hybrid instruments (up to
 return?                       mortgage-backed securities    10%)
                               - REITs                       - Interest rate swaps,
                               - Currency transactions       mortgage swaps, caps,
                               - Currency baskets            floors and collars
                               - Options and futures         - Special situations (up to
                               - Hybrid instruments (up to     25%)
                                 10%):
                                 - SPDRs
                                 - iShares
                               - Interest rate swaps,
                                 mortgage swaps, caps,
                                 floors and collars
                               - Special situations (up to
                                 25%)
-----------------------------------------------------------------------------------------------------------------------

 What risks normally affect    - Market volatility           - Market volatility           - Securities selection
 the Portfolio?                - Securities selection        - Securities selection        - Interest rate fluctuations
                               - Foreign exposure            - Interest rate
                               - Emerging markets            fluctuations
                               - Non-diversified status      - Credit quality
                               - Interest rate               - Junk bonds
                               fluctuations                  - Foreign exposure
                               - Credit quality              - Emerging markets
                               - Illiquidity                 - Illiquidity
                               - Prepayment                  - Prepayment
                               - Derivatives                 - Derivatives
                               - Hedging                     - Hedging
                               - Indexing                    - Indexing
                               - Active trading              - Active trading

-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
---------------------------------------------------------------------------------------------------
                                                                     FOCUS GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------

 What are the Portfolio's principal investments?               - Equity securities:
                                                               -large-cap stocks
                                                               -mid-cap stocks
                                                               -small-cap stocks
                                                               -convertible securities
                                                               -warrants
                                                               -rights
                                                               - Preferred stocks
---------------------------------------------------------------------------------------------------

 What other types of investments may the Portfolio             - Foreign securities
 significantly invest in?
---------------------------------------------------------------------------------------------------

 What other types of investments may the Portfolio use as      - Short-term investments
 part of efficient portfolio management or to enhance          - Defensive instruments
 return?                                                       - Options and futures
                                                               - Special situations (up to 25%)
                                                               - Currency transactions
                                                               - Fixed-income securities
                                                               - Illiquid securities (up to 15%)
---------------------------------------------------------------------------------------------------

 What risks normally affect the Portfolio?                     - Active trading
                                                               - Non-diversified status
                                                               - Market volatility
                                                               - Securities selection
                                                               - Growth stocks
                                                               - Small and medium sized companies
                                                               - Foreign exposure
                                                               - Derivatives
                                                               - Hedging
                                                               - Interest rate fluctuations

---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - LARGE-CAP STOCKS are common stocks of large companies that generally have market capitalizations of over $9.9 billion, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar, Inc. or Lipper.

     - MID-CAP STOCKS are common stocks of medium sized companies that generally have market capitalizations ranging from $1.4 billion to $9.9 billion, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar, Inc. or Lipper.

     - SMALL-CAP STOCKS are common stocks of small companies that generally have market capitalizations of $1.4 billion or less, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar, Inc. or Lipper.

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

     - EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of the McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. INVESTMENT GRADE refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's or determined by the Manager to be of comparable quality.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts and iShares (formerly World Equity Benchmark Shares) and STRUCTURED SECURITIES, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES


As shown on the charts, beginning on page 15, each Multi-Managed Seasons Select Portfolio has one passively managed index portion, which seeks to replicate all or a subset of a nationally-recognized market index, including:


     - S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

     - S&P MIDCAP 400 INDEX consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of midcap stock price movement.

     - RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution (June 2000), the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

     - RUSSELL MIDCAP(TM) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(TM) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution (June 2000), the average market capitalization was approximately $14.1 billion; the median market capitalization was approximately $4.1 billion. The smallest company in the index had an approximate market capitalization of $1.6 billion.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index is weighted by market capitalization and therefore has a heavy representation in countries with large stock markets, such as Japan.

     - LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The U.S. Government/Credit Index is the same as the former U.S. Government/Corporate Index, which has been renamed as the U.S. Government/Credit Index.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with higher book-to-price ratios, while a growth subset contains those of issuers with lower book-to-price ratios. The S&P/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively-managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.4 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.


VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, serves as Manager for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, SunAmerica Strategic Investment Series, Inc., SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and SunAmerica Series Trust.


In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the SUNAMERICA/AGGRESSIVE GROWTH and SUNAMERICA/BALANCED components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP AND DIVERSIFIED FIXED INCOME PORTFOLIOS.


For the fiscal year ended March 31, 2001 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

                      PORTFOLIO                                  FEE
                      ---------                                  ---
Multi-Managed Growth Portfolio.......................           0.89%
Multi-Managed Moderate Growth Portfolio..............           0.85%
Multi-Managed Income/Equity Portfolio................           0.81%
Multi-Managed Income Portfolio.......................           0.77%
Asset Allocation: Diversified Growth Portfolio.......           0.85%
Stock Portfolio......................................           0.85%

For the fiscal year ended March 31, 2001, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................           0.80%
Large Cap Composite Portfolio........................           0.80%
Large Cap Value Portfolio............................           0.80%
Mid Cap Growth Portfolio.............................           0.85%
Mid Cap Value Portfolio..............................           0.85%
Small Cap Portfolio..................................           0.85%
International Equity Portfolio.......................           1.00%
Diversified Fixed Income Portfolio...................           0.70%
Cash Management Portfolio............................           0.55%

For the fiscal year ended March 31, 2001, the Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:


PORTFOLIO                                                        FEE
---------                                                        ---
Focus Growth Portfolio*..............................           1.00%


------------------


* For the period July 5, 2000 (commencement of operations) through March 31,
  2001.


SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.


INFORMATION ABOUT THE SUBADVISERS

DEUTSCHE ASSET MANAGEMENT, INC. DAMI has principal offices at 130 Liberty Street, New York, New York. DAMI is a large banking institution with substantial domestic operations. DAMI is an indirect wholly-owned subsidiary of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.


FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 1 World Trade Center, New York, New York 10048. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals.


GOLDMAN SACHS ASSET MANAGEMENT AND GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM, 32 Old Slip, New York, New York 10005, a unit of the Investment Management Division of Goldman Sachs & Co., registered as an investment adviser in 1981. GSAM-International, Procession House, 55 Ludgate Hill, London EC4M 7JW, England, an affiliate of Goldman Sachs & Co., became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991.

JANUS CAPITAL CORPORATION. Janus is a Colorado corporation with principal offices at 100 Fillmore Street, Denver, Colorado 80206-4923. Janus serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

JENNISON ASSOCIATES LLC. Jennison is a Delaware limited liability company located at 466 Lexington Avenue, New York, NY 10017. Jennison manages accounts for some of the nation's largest pools of assets, including many Fortune 500 companies' retirement assets, as well as endowments and foundations.

LORD, ABBETT & CO. Lord Abbett, located at 90 Hudson Street, Jersey City, NJ 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to over 40 mutual fund portfolios having various investment objectives and also advises other investment clients.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Colorado limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. Marsico provides investment management services to various mutual funds and private accounts.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Massachusetts corporation with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients.


WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of WMC are located at 75 State Street, Boston, Massachusetts 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

--------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                Income component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                Income component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                Income component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                Income component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - DAMI
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - DAMI
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - DAMI
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - DAMI
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - DAMI
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - DAMI
                                                - Lord Abbett
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - DAMI
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - DAMI
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - SunAmerica
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Alger
                                                - Jennison
                                                - Marsico
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------

 SunAmerica/ Aggressive   SunAmerica     - Donna M. Calder              Ms. Calder joined the firm
 Growth component                          Senior Vice President and    in 1998 as a Vice President
 (Multi-Managed                          Portfolio Manager (Domestic    and portfolio manager and
 Seasons Portfolios)                     Equity Investment Team)        was named Senior Vice
                                                                        President in February 2001.
                                                                        Prior to joining
                                                                        SunAmerica, she was the
                                                                        founder and General Partner
                                                                        of Manhattan Capital
                                                                        Partners, L.P. from
                                                                        1991-1995.
---------------------------------------------------------------------------------------------------

 SunAmerica/ Balanced     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component                                 Senior Vice President and    portfolio manager with the
 (Multi-Managed Seasons                    Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.

                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------

 Janus/Growth component   Janus          - Warren B. Lammert, CFA       Mr. Lammert first joined
 (Multi-Managed                            Vice President and           Janus in 1987 and has been
 Seasons Portfolios)                     Portfolio Manager              a portfolio manager with
                                                                        the firm since 1993.
---------------------------------------------------------------------------------------------------

 Wellington               Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Management/Fixed Income  Management       Senior Vice President and    portfolio manager with
 component                               Partner                        Wellington Management since
 (Multi-Managed                                                         joining the firm in 1993.
 Seasons Portfolios)
---------------------------------------------------------------------------------------------------

 Asset Allocation:        Putnam         - Global Asset Allocation      N/A
 Diversified Growth                        Team
 Portfolio
---------------------------------------------------------------------------------------------------

 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Managing Director        Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------

 Large Cap Growth         DAMI           - Scott Brunenavs              Mr. Brunenavs joined the
 Portfolio                                 Vice President and           firm in 2000, after six
                                         Portfolio Manager              years of experience
                                                                        including portfolio manager
                                                                        for large and small cap
                                                                        indices at Barclays Global
                                                                        Investors, as head equity
                                                                        trader at LSV Asset
                                                                        Management and portfolio
                                                                        manager/quantitative
                                                                        analyst for TradeStreet
                                                                        Investment Associates, Inc.

                                         - Patrick Cannon               Mr. Cannon joined the firm
                                           Director                     in 2000 and is head of the
                                                                        US Equity Index Management.
                                                                        Prior to that he had 10
                                                                        years experience in various
                                                                        management, trading and
                                                                        strategic positions at
                                                                        Barclays Global Investors,
                                                                        including principal and
                                                                        head of small cap equities
                                                                        and member of global index
                                                                        investment sub-committee,
                                                                        as quantitative asset
                                                                        consultant for IPAC
                                                                        Securities Limited and as
                                                                        company statistician for
                                                                        Johnson and Johnson
                                                                        Pacific.

                                         - Denise Krisko                Ms. Krisko joined the firm
                                           Vice President and           in 2000 with six years of
                                         Portfolio Manager              experience as portfolio
                                                                        manager/equity trader with
                                                                        The Vanguard Group.

                                         - William O'Brien              Mr. O'Brien joined the firm
                                           Vice President and           in 2000, after six years of
                                         Portfolio Manager              experience including
                                                                        portfolio manager in global
                                                                        structured investment, U.S.
                                                                        tactical asset allocation
                                                                        at PanAgora Asset
                                                                        Management, focusing on
                                                                        quantitative investment
                                                                        products and trading.

                                         - Kai Yee Wong                 Ms. Wong joined the firm in
                                           Vice President and           1993. She is a portfolio
                                         Portfolio Manager              manager for US Equity
                                                                        Index.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------

                          GSAM           - George D. Adler              Mr. Adler joined GSAM as a
                                           Vice President and Senior    portfolio manager in 1997.
                                         Portfolio Manager              From 1990 to 1997, he was a
                                                                        portfolio manager at
                                                                        Liberty Investment
                                                                        Management, Inc.
                                                                        ("Liberty").

                                         - Steve Barry                  Mr. Barry joined GSAM as a
                                           Vice President and Senior    portfolio manager in 1999.
                                         Portfolio Manager              From 1988 to 1999, he was a
                                                                        portfolio manager at
                                                                        Alliance Capital
                                                                        Management.

                                         - Kenneth T. Berents           Mr. Berents joined GSAM as
                                           Managing Director and        a portfolio manager in
                                         Senior Portfolio Manager       2000. From 1992 to 1999, he
                                                                        was Director of Research
                                                                        and head of the Investment
                                                                        Committee at Wheat First
                                                                        Union.

                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                           Managing Director and        senior portfolio manager
                                         Senior Portfolio Manager       and Chief Investment
                                                                        Officer of the Growth
                                                                        Equity team in 1997. From
                                                                        1994 to 1997, he was the
                                                                        Chief Investment Officer
                                                                        and Chairman of Liberty.

                                         - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
                                           Managing Director and        portfolio manager and Co-
                                         Senior Portfolio Manager       Chair of the Growth Equity
                                                                        Investment Committee in
                                                                        1997. From 1990 to 1997, he
                                                                        was a portfolio manager at
                                                                        Liberty and its predecessor
                                                                        firm, Eagle Asset
                                                                        Management ("Eagle").

                                         - Scott Kolar                  Mr. Kolar joined GSAM as an
                                           Vice President and           equity analyst in 1997 and
                                         Portfolio Manager              became a portfolio manager
                                                                        in 1999. From 1994 to 1997,
                                                                        he was an equity analyst
                                                                        and information systems
                                                                        specialist at Liberty.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------

                                         - David G. Shell               Mr. Shell joined GSAM as a
                                           Managing Director and        portfolio manager in 1997.
                                         Senior Portfolio Manager       From 1987 to 1997, he was a
                                                                        portfolio manager at
                                                                        Liberty and its predecessor
                                                                        firm, Eagle.

                                         - Ernest C. Segundo, Jr.       Mr. Segundo joined GSAM as
                                           Vice President and Senior    a portfolio manager in
                                         Portfolio Manager              1997. From 1992 to 1997, he
                                                                        was a portfolio manager at
                                                                        Liberty.
---------------------------------------------------------------------------------------------------

                          Janus          - Warren B. Lammert, CFA       See above.
                                           Vice President and
                                         Portfolio Manager

                                         - Marc Pinto                   Mr. Pinto joined Janus in
                                           Portfolio Manager            1994. He manages
                                                                        institutional separate
                                                                        accounts in the Large Cap
                                                                        Growth discipline, and he
                                                                        has also served as
                                                                        assistant portfolio manager
                                                                        of Janus Twenty and Janus
                                                                        Growth and Income Funds.
---------------------------------------------------------------------------------------------------

 Large Cap Composite      DAMI           - Scott Brunenavs              See above.
 Portfolio                                 Vice President and
                                         Portfolio Manager

                                         - Patrick Cannon               See above.
                                           Director

                                         - Denise Krisko                See above.
                                           Vice President and
                                         Portfolio Manager

                                         - William O'Brien              See above.
                                           Vice President and
                                         Portfolio Manager

                                         - Kai Yee Wong                 See above.
                                           Vice President and
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------

                          SunAmerica     - Francis D. Gannon            See above.
                                           Senior Vice President and
                                         Portfolio Manager (Domestic
                                         Equity Investment Team)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------

                          T. Rowe Price  - Robert W. Smith              See above.
                                           Investment Advisory
                                         Committee Chairman and
                                         Managing Director
---------------------------------------------------------------------------------------------------

 Large Cap Value          DAMI           - Scott Brunenavs              See above.
 Portfolio                                 Vice President and
                                         Portfolio Manager

                                         - Patrick Cannon               See above.
                                           Director

                                         - Denise Krisko                See above.
                                           Vice President and
                                         Portfolio Manager

                                         - William O'Brien              See above.
                                           Vice President and
                                         Portfolio Manager

                                         - Kai Yee Wong                 See above.
                                           Vice President and
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------

                          T. Rowe Price  - Brian C. Rogers              Mr. Rogers joined T. Rowe
                                           Investment Advisory          Price's Equity Research
                                         Committee Chairman and         Division in 1982 and has
                                         Managing Director              been managing investments
                                                                        since 1983.
---------------------------------------------------------------------------------------------------

                          Wellington     - Steven T. Irons              Mr. Irons joined Wellington
                          Management       Vice President and           Management in 1993 as a
                                         Assistant Portfolio Manager    research analyst on the
                                                                        firm's Value Yield Team.

                                         - John R. Ryan                 Mr. Ryan joined Wellington
                                           Senior Vice President,       Management in 1981 as a
                                         Managing Partner and           portfolio manager on the
                                         Portfolio Manager              firm's Value Yield Team.
                                         (Value/Yield Team)
---------------------------------------------------------------------------------------------------

 Mid Cap Growth           DAMI           - Scott Brunenavs              See above.
 Portfolio                                 Vice President and
                                         Portfolio Manager

                                         - Patrick Cannon               See above.
                                           Director

                                         - Denise Krisko                See above.
                                           Vice President and
                                         Portfolio Manager

                                         - William O'Brien              See above.
                                           Vice President and
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
                                         - Kai Yee Wong                 See above.
                                           Vice President and
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------

                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                           Vice President and           portfolio manager and
                                         Portfolio Manager              quantitative investment
                                                                        analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------

                          Wellington     - Steven Angeli                Mr. Angeli joined
                          Management       Senior Vice President and    Wellington Management as a
                                         Portfolio Manager              research analyst in 1994.

                                         - Robert D. Rands              Mr. Rands joined Wellington
                                           Senior Vice President,       Management in 1978 as a
                                         Partner and Portfolio Manager  special situations analyst
                                                                        and became a portfolio
                                                                        manager in 1983.
---------------------------------------------------------------------------------------------------

 Mid Cap Value Portfolio  DAMI           - Scott Brunenavs              See above.
                                           Vice President and
                                         Portfolio Manager

                                         - Patrick Cannon               See above.
                                           Director

                                         - Denise Krisko                See above.
                                           Vice President and
                                         Portfolio Manager

                                         - William O'Brien              See above.
                                           Vice President and
                                         Portfolio Manager

                                         - Kai Yee Wong                 See above.
                                           Vice President and
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------

                          GSAM           - Eileen A. Aptman             Ms. Aptman joined GSAM as a
                                           Vice President and Senior    research analyst in 1993.
                                         Portfolio Manager              She became a portfolio
                                                                        manager in 1996.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
                                         - Chip Otness                  Mr. Otness joined GSAM as a
                                           Vice President and Senior    senior portfolio manager in
                                         Portfolio Manager              2000. From 1998 to 2000, he
                                                                        headed Dolphin Asset
                                                                        Management. From 1970 to
                                                                        1998, he worked at J.P.
                                                                        Morgan most recently as a
                                                                        managing director and
                                                                        senior portfolio manager
                                                                        responsible for small-cap
                                                                        institutional equity
                                                                        investments.

                                         - Eileen Rominger              Ms. Rominger joined GSAM as
                                           Managing Director and        a senior portfolio manager
                                         Senior Portfolio Manager       and Chief Investment
                                                                        officer of the Value Equity
                                                                        team in 1999. From 1981 to
                                                                        1999, she worked at
                                                                        Oppenheimer Capital, most
                                                                        recently as a senior
                                                                        portfolio manager.
---------------------------------------------------------------------------------------------------

                          Lord Abbett    - Eileen Banko                 Ms. Banko joined Lord
                                           Investment Manager           Abbett in 1990 as an equity
                                                                        analyst.
                                         - David Builder                Mr. Builder joined Lord
                                           Investment Manager           Abbett in 1998 as an equity
                                                                        analyst. Prior to that, he
                                                                        was an analyst at Bear
                                                                        Stearns from 1996-1998.

                                         - Howard E. Hansen             Mr. Hansen joined Lord
                                           Associate Portfolio Manager  Abbett as an equity analyst
                                                                        in 1995. He has been an
                                                                        associate portfolio manager
                                                                        since 1997. From 1990-1994,
                                                                        he was an equity analyst at
                                                                        Alfred Berg Inc.

                                         - Edward K. von der Linde      Mr. von der Linde has been
                                           Portfolio Manager            a portfolio manager with
                                                                        Lord Abbett since 1995. He
                                                                        joined the firm as an
                                                                        equity analyst in 1988.
---------------------------------------------------------------------------------------------------

 Small Cap Portfolio      DAMI           - Scott Brunenavs              See above.
                                           Vice President and
                                         Portfolio Manager

                                         - Patrick Cannon               See above.
                                           Director
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
                                         - Denise Krisko                See above.
                                           Vice President and
                                         Portfolio Manager

                                         - William O'Brien              See above.
                                           Vice President and
                                         Portfolio Manager

                                         - Kai Yee Wong                 See above.
                                           Vice President and
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------

                          Lord Abbett    - John J. DiChiaro             Mr. DiChiaro joined Lord
                                           Investment Manager           Abbett in 2000. Prior to
                                                                        joining Lord Abbett, Mr.
                                                                        DiChiaro was Vice
                                                                        President -- Securities
                                                                        Group with Wafra Investment
                                                                        Advisory Group from 1988 to
                                                                        2000.

                                         - Leslev-Jane Dixon            Ms. Dixon joined Lord
                                           Investment Manager           Abbett in 1995 as an equity
                                                                        analyst.

                                         - Stephen J. McGruder          Mr. McGruder has been a
                                           Senior Portfolio Manager     portfolio manager with Lord
                                                                        Abbett since joining the
                                                                        firm in May 1995.
---------------------------------------------------------------------------------------------------

                          SunAmerica     - Donna Calder                 See above.
                                           Senior Vice President and
                                         Portfolio Manager (Domestic
                                         Equity Investment Team)
---------------------------------------------------------------------------------------------------

 International Equity     DAMI           - Peter Kuntz                  Mr. Kuntz joined the firm
 Portfolio                                 Managing Director            in 1980, formerly serving
                                                                        in performance measurement
                                                                        analysis and sales. He is
                                                                        the Head of International
                                                                        Equity Index funds,
                                                                        responsible for researching
                                                                        and developing
                                                                        international passive
                                                                        equity strategies, and
                                                                        senior portfolio manager.
---------------------------------------------------------------------------------------------------

                          GSAM-          - Shogo Maeda                  Mr. Maeda joined GSAM-
                          International    Managing Director and        International as a
                                         Senior Portfolio Manager       portfolio manager in 1994.
                                                                        From 1987 to 1994, he
                                                                        worked at Nomura Investment
                                                                        Management Incorporated as
                                                                        a Senior Portfolio Manager.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
                                         - Susan Noble                  Ms. Noble joined GSAM-
                                           Managing Director and        International as a senior
                                         Senior Portfolio Manager       portfolio manager and head
                                                                        of the European Equity team
                                                                        in October 1997. From 1986
                                                                        to 1997, she worked at
                                                                        Fleming Investment
                                                                        Management in London, where
                                                                        she most recently was
                                                                        Portfolio Management
                                                                        Director for the European
                                                                        equity investment strategy
                                                                        and process.

                                         - Andrew Orchard               Mr. Orchard joined GSAM-
                                           Executive Director and       International as a
                                         Senior Portfolio Manager       portfolio manager in 1999.
                                                                        From 1994 to 1999, he was a
                                                                        portfolio manager at Morgan
                                                                        Grenfell Asset Management
                                                                        where he managed global
                                                                        equity portfolios and
                                                                        chaired Morgan Grenfell's
                                                                        Global Sector Committee.

                                         - Robert Stewart               Mr. Stewart joined GSAM-
                                           Executive Director and       International as a
                                         Senior Portfolio Manager       portfolio manager in 1996.
                                                                        He is a member of the
                                                                        European Equity Team. From
                                                                        1996 to 1998, he was a
                                                                        portfolio manager in Japan
                                                                        where he managed Japanese
                                                                        Equity Institutional
                                                                        Portfolios. Prior to that,
                                                                        he was a portfolio manager
                                                                        at CINMan from 1989 to 1996
                                                                        where he managed
                                                                        international equities.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Ingrid C. Holm               Ms. Holm joined Lord Abbett
                                           Investment Manager           in 2001. Prior to joining
                                                                        Lord Abbett, Ms. Holm was a
                                                                        portfolio manager at
                                                                        Batterymarch Financial
                                                                        Management, Inc. from 2000-
                                                                        2001. From 1987-2000, she
                                                                        held various positions at
                                                                        the Prudential Insurance
                                                                        Company of America, most
                                                                        recently as a Global Equity
                                                                        portfolio manager.

                                         - Robert G. Morris             Mr. Morris joined Lord
                                           Partner                      Abbett in 1991.
---------------------------------------------------------------------------------------------------

 Diversified Fixed        DAMI           - Louis R. D'Arienzo           Mr. D'Arienzo is portfolio
 Income Portfolio                          Director and Portfolio       manager for the Fixed
                                         Manager                        Income group, responsible
                                                                        for managing structured
                                                                        fixed income accounts. He
                                                                        joined the firm in 1981
                                                                        serving in trading and
                                                                        investment positions for
                                                                        structured portfolios and
                                                                        in quantitative analysis of
                                                                        fixed income and derivative
                                                                        securities.
---------------------------------------------------------------------------------------------------

                          SunAmerica     - John W. Risner               Mr. Risner joined
                                           Senior Vice President and    SunAmerica as portfolio
                                         Portfolio Manager (Fixed       manager in 1997. From 1992
                                         Income Investment Team)        to 1997, Mr. Risner managed
                                                                        the High-Yield and
                                                                        Convertible Bond portfolios
                                                                        for Value Line Asset
                                                                        Management.
---------------------------------------------------------------------------------------------------

                          Wellington     - John C. Keogh                Mr. Keogh joined Wellington
                          Management       Senior Vice President,       Management as a portfolio
                                         Partner and Portfolio Manager  manager in 1983.
---------------------------------------------------------------------------------------------------

 Cash Management          SunAmerica     - Fixed Income Investment      N/A
 Portfolio                                 Team
---------------------------------------------------------------------------------------------------

 Focus Growth Portfolio   Alger          - David D. Alger               Mr. Alger joined Alger in
                                           President and Portfolio      1971 and has been President
                                         Manager                        and Director since 1995.
                                                                        Prior to 1995, Mr. Alger
                                                                        was Executive Vice
                                                                        President and Director of
                                                                        Research with the firm.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
                          Jennison       - Spiros "Sig" Segalas         Mr. Segalas is a founding
                                           Portfolio Manager            member of Jennison, which
                                                                        was established in 1969,
                                                                        and he has been a Director
                                                                        and Equity Portfolio
                                                                        Manager ever since. In
                                                                        addition, Mr. Segalas has
                                                                        served as President and
                                                                        Chief Investment Officer of
                                                                        Jennison since 1993 and
                                                                        1973, respectively.
---------------------------------------------------------------------------------------------------

                          Marsico        - Thomas F. Marsico            Mr. Marsico has been the
                                           Chairman, Chief Executive    Chairman and Chief
                                         Officer and Portfolio Manager  Executive Officer of
                                                                        Marsico since he formed
                                                                        Marsico in 1997. From 1988
                                                                        through 1997, Mr. Marsico
                                                                        served as the portfolio
                                                                        manager of the Janus Twenty
                                                                        Fund and from 1991 through
                                                                        1997, Mr. Marsico served as
                                                                        the portfolio manager of
                                                                        the Janus Growth & Income
                                                                        Fund.
---------------------------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------


Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are currently offered only to Variable Annuity Account Five, a separate account of Anchor National Life Insurance Company (Anchor National). If you would like to invest in a Portfolio, you must purchase a Seasons or Seasons Select Variable Annuity Contract from Anchor National.



The Seasons and Seasons Select Variable Annuity Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios, managed collectively by five different professional investment managers. The allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

You should also be aware that the Seasons and Seasons Select Variable Annuity Contracts involve fees and expenses that are not described in this Prospectus, and that the Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Seasons or Seasons Select Variable Annuity Contract in the Prospectus that offers the Contract, which accompanies this Prospectus.



TRANSACTION POLICIES


VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's shares outstanding. Investments for which market quotations are readily available are valued at market, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. All other securities and assets are valued at "fair value" following procedures approved by the Trustees.


The INTERNATIONAL EQUITY PORTFOLIO may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of this Portfolio's shares may change on days when the Trust is not open for purchases or redemptions.



BUY AND SELL PRICES. Variable Annuity Account Five buys and sells shares of a Portfolio at NAV, without any sales or other charges.


EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.


TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights table for each Portfolio is intended to help you understand the Portfolios' financial performance since inception. Certain information reflects financial results for a single Class A share of a Portfolio. The total returns in each table represent the rate that an investor would have earned on an investment in a Class A share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.


------------------------------------------------------------------------------------------------
                                               NET
                                            REALIZED &                  DIVIDENDS     DIVIDENDS
                  NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                    VALUE        NET        GAIN(LOSS)    TOTAL FROM     FROM NET     REALIZED
                  BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
  PERIOD ENDED    OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class A

4/15/97-3/31/98    $10.00       $0.18         $ 2.95        $ 3.13        $(0.08)      $(0.20)
3/31/99             12.85        0.16           4.41          4.57         (0.18)       (0.03)
3/31/00             17.21        0.18           7.72          7.90         (0.19)       (3.44)
3/31/01             21.48        0.30          (6.30)        (6.00)        (0.06)       (3.26)

                                 Multi-Managed Moderate Growth Portfolio Class A

4/15/97-3/31/98     10.00        0.27           2.40          2.67         (0.13)       (0.17)
3/31/99             12.37        0.28           3.10          3.38         (0.23)       (0.02)
3/31/00             15.50        0.33           5.24          5.57         (0.30)       (2.17)
3/31/01             18.60        0.44          (4.25)        (3.81)        (0.10)       (2.48)

                                  Multi-Managed Income/Equity Portfolio Class A

4/15/97-3/31/98     10.00        0.41           1.68          2.09         (0.20)       (0.10)
3/31/99             11.79        0.43           1.57          2.00         (0.36)       (0.10)
3/31/00             13.33        0.49           1.87          2.36         (0.41)       (0.99)
3/31/01             14.29        0.54          (1.79)        (1.25)        (0.16)       (0.95)

----------------  ------------------------------------------------------------------------
                                                                    RATIO OF
                     NET                    NET                        NET
                    ASSET                  ASSETS     RATIO OF     INVESTMENT
                    VALUE                  END OF    EXPENSES TO    INCOME TO
                   END OF       TOTAL      PERIOD      AVERAGE       AVERAGE     PORTFOLIO
  PERIOD ENDED     PERIOD     RETURN***   (000'S)    NET ASSETS+   NET ASSETS+   TURNOVER
----------------  ------------------------------------------------------------------------
                                   Multi-Managed Growth Portfolio Class A
4/15/97-3/31/98    $12.85       31.55%    $ 32,481      1.29%#        1.52%#        114%
3/31/99             17.21       35.98       69,712      1.19          1.11          124
3/31/00             21.48       49.03      103,976      1.15          0.98          117
3/31/01             12.16      (30.90)      97,476      1.06          1.73          123
                              Multi-Managed Moderate Growth Portfolio Class A
4/15/97-3/31/98     12.37       26.86       32,622      1.21#         2.36#         101
3/31/99             15.50       27.73       75,694      1.16          2.08          105
3/31/00             18.60       37.90      107,421      1.10          1.97          108
3/31/01             12.21      (22.41)     104,548      1.01          2.72          118
                               Multi-Managed Income/Equity Portfolio Class A
4/15/97-3/31/98     11.79       21.10       25,957      1.14#         3.72#          46
3/31/99             13.33       17.27       62,121      1.14          3.51           65
3/31/00             14.29       18.52       74,778      1.10          3.61           68
3/31/01             11.93       (9.21)      72,843      1.04          4.01           86


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

  + The investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:


                                                                                                      NET INVESTMENT
                                                               EXPENSES                                INCOME (LOSS)
                                                ---------------------------------------   ---------------------------------------
                                                3/31/98#   3/31/99   3/31/00   3/31/01    3/31/98#   3/31/99   3/31/00   3/31/01
                                                --------   -------   -------   --------   --------   -------   -------   --------
Multi-Managed Growth Portfolio Class A........    1.44%     1.19%     1.15%      1.06%      1.37%     1.11%     0.98%      1.73%
Multi-Managed Moderate Growth Portfolio Class
 A............................................    1.40      1.16      1.10       1.01       2.17      2.08      1.97       2.72
Multi-Managed Income/Equity Portfolio Class
 A............................................    1.43      1.14      1.10       1.04       3.43      3.51      3.61       4.01

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                NET
                                             REALIZED &                  DIVIDENDS     DIVIDENDS
                   NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                     VALUE        NET       GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
                   BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
  PERIOD ENDED     OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
-------------------------------------------------------------------------------------------------
                                       Multi-Managed Income Portfolio Class A

4/15/97-3/31/98     $10.00       $0.51         $ 1.15        $ 1.66        $(0.27)      $(0.10)
3/31/99              11.29        0.53           0.72          1.25         (0.40)       (0.07)
3/31/00              12.07        0.57           0.49          1.06         (0.54)       (0.40)
3/31/01              12.19        0.61          (0.53)         0.08         (0.14)       (0.48)

                               Asset Allocation: Diversified Growth Portfolio Class A

4/15/97-3/31/98      10.00        0.23           1.76          1.99         (0.12)       (0.16)
3/31/99              11.71        0.14           0.90          1.04         (0.12)          --
3/31/00              12.63        0.21           2.04          2.25         (0.22)       (0.71)
3/31/01              13.95        0.28          (2.45)        (2.17)        (0.07)       (0.63)

                                              Stock Portfolio Class A

4/15/97-3/31/98      10.00        0.03           4.80          4.83         (0.02)       (0.15)
3/31/99              14.66        0.03           1.84          1.87         (0.02)       (0.30)
3/31/00              16.21       (0.01)          4.47          4.46            --        (1.07)
3/31/01              19.60        0.01          (4.03)        (4.02)           --        (1.23)

                                                                     RATIO OF
                      NET                    NET                        NET
                     ASSET                  ASSETS     RATIO OF     INVESTMENT
                     VALUE                  END OF    EXPENSES TO    INCOME TO
                    END OF       TOTAL      PERIOD      AVERAGE       AVERAGE     PORTFOLIO
  PERIOD ENDED      PERIOD     RETURN***   (000'S)    NET ASSETS+   NET ASSETS+   TURNOVER
-----------------  ------------------------------------------------------------------------
                                    Multi-Managed Income Portfolio Class A
4/15/97-3/31/98     $11.29       16.81%    $ 18,378      1.06%#         4.69%#        47%
3/31/99              12.07       11.19       50,250      1.06           4.50          43
3/31/00              12.19        9.16       54,037      1.06           4.72          61
3/31/01              11.65        0.60       52,683      1.06           5.04          85
                            Asset Allocation: Diversified Growth Portfolio Class A
4/15/97-3/31/98      11.71       20.09       50,384      1.21#          2.06#        166
3/31/99              12.63        9.02      117,663      1.21           1.21         149
3/31/00              13.95       18.14      161,058      1.21           1.58         156
3/31/01              11.08      (16.04)     154,240     0.98@           2.12@        193
                                           Stock Portfolio Class A
4/15/97-3/31/98      14.66       48.59       42,085      1.21#          0.24#         46
3/31/99              16.21       13.05       97,047      1.10           0.20          52
3/31/00              19.60       28.35      132,831      1.06          (0.05)         75
3/31/01              14.35      (21.62)     128,896      0.95           0.07          77


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

 @ Gross of custody credits of 0.01%

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                                                      NET INVESTMENT
                                                               EXPENSES                                INCOME (LOSS)
                                                ---------------------------------------   ---------------------------------------
                                                3/31/98#   3/31/99   3/31/00   3/31/01    3/31/98#   3/31/99   3/31/00   3/31/01
                                                --------   -------   -------   --------   --------   -------   -------   --------
Multi-Managed Income Portfolio Class A........    1.50%     1.07%     1.08%      1.09%      4.25%     4.49%      4.70%     5.01%
Asset Allocation: Diversified Growth Portfolio
 Class A......................................    1.53      1.22      1.21       0.98       1.74      1.20       1.58      2.12
Stock Portfolio Class A.......................    1.26      1.10      1.06       0.95       0.19      0.20      (0.05)     0.07

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               NET
                                            REALIZED &                  DIVIDENDS     DIVIDENDS
                  NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                    VALUE        NET       GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
                  BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
  PERIOD ENDED    OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------------
                                        Large Cap Growth Portfolio Class A

2/8/99-3/31/99     $10.00       $   --        $ 0.77        $ 0.77        $   --       $   --
3/31/00             10.77        (0.04)         4.53          4.49         (0.01)       (0.30)
3/31/01             14.95        (0.01)        (5.35)        (5.36)        (0.02)       (1.19)

                                      Large Cap Composite Portfolio Class A

2/8/99-3/31/99      10.00         0.01          0.43          0.44            --           --
3/31/00             10.44         0.01          2.64          2.65         (0.02)       (0.02)
3/31/01             13.05           --         (3.02)        (3.02)           --        (0.73)

                                        Large Cap Value Portfolio Class A

2/8/99-3/31/99      10.00         0.02          0.19          0.21            --           --
3/31/00             10.21         0.13          0.44          0.57         (0.11)       (0.26)
3/31/01             10.41         0.12          1.05          1.17         (0.12)       (0.77)

                                                                RATIO OF
                   NET                   NET                       NET
                  ASSET                ASSETS     RATIO OF     INVESTMENT
                  VALUE                END OF    EXPENSES TO    INCOME TO
                  END OF     TOTAL     PERIOD      AVERAGE       AVERAGE     PORTFOLIO
  PERIOD ENDED    PERIOD   RETURN***   (000'S)   NET ASSETS+   NET ASSETS+   TURNOVER
----------------  --------------------------------------------------------------------
                                   Large Cap Growth Portfolio Class A
2/8/99-3/31/99    $10.77      7.70%    $14,916      1.10%#         0.20%#        6%
3/31/00            14.95     41.95      27,860      1.10++        (0.31)++      74
3/31/01             8.38    (37.78)     26,094      1.10@         (0.07)@       40
                                 Large Cap Composite Portfolio Class A
2/8/99-3/31/99     10.44      4.40      11,834      1.10#          0.55#         8
3/31/00            13.05     25.42      18,672      1.10++         0.08++       38
3/31/01             9.30    (24.05)     14,265      1.10@         (0.03)@       64
                                   Large Cap Value Portfolio Class A
2/8/99-3/31/99     10.21      2.10      13,625      1.10#          1.53#         5
3/31/00            10.41      5.59      16,751      1.10++         1.21++       52
3/31/01            10.69     11.14      17,942      1.10@          1.08@        49


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized


  ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth, Large Cap Composite and Large Cap Value, respectively, or waivers/reimbursements if applicable



 @ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%) or waivers/reimbursements if applicable


  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                                                    NET INVESTMENT
                                                                        EXPENSES                    INCOME (LOSS)
                                                              ----------------------------   ----------------------------
                                                              3/31/99#   3/31/00   3/31/01   3/31/99#   3/31/00   3/31/01
                                                              --------   -------   -------   --------   -------   -------
Large Cap Growth Portfolio Class A..........................    2.12%     1.31%     1.36%     (0.82)%    (0.52)%   (0.33)%
Large Cap Composite Portfolio Class A.......................    2.33      1.50      1.69      (0.68)     (0.32)    (0.62)
Large Cap Value Portfolio Class A...........................    2.16      1.41      1.64       0.47       0.90      0.54

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               NET
                                            REALIZED &                  DIVIDENDS     DIVIDENDS
                  NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                    VALUE        NET       GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
                  BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
  PERIOD ENDED    OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------------
                                         Mid Cap Growth Portfolio Class A

2/8/99-3/31/99     $10.00       $   --        $ 0.46        $ 0.46        $   --       $   --
3/31/00             10.46        (0.09)         7.94          7.85            --        (0.36)
3/31/01             17.95        (0.10)        (5.35)        (5.45)           --        (3.16)

                                         Mid Cap Value Portfolio Class A

2/8/99-3/31/99      10.00         0.02         (0.04)        (0.02)           --           --
3/31/00              9.98         0.11          0.84          0.95         (0.09)       (0.32)
3/31/01             10.52         0.13          2.49          2.62         (0.11)       (0.88)

                                           Small Cap Portfolio Class A

2/8/99-3/31/99      10.00           --         (0.09)        (0.09)           --           --
3/31/00              9.91        (0.03)         4.65          4.62         (0.01)       (0.44)
3/31/01             14.08        (0.02)        (3.91)        (3.93)           --        (2.12)

                                                                   RATIO OF
                     NET                    NET                       NET
                    ASSET                 ASSETS     RATIO OF     INVESTMENT
                    VALUE                 END OF    EXPENSES TO    INCOME TO
                   END OF       TOTAL     PERIOD      AVERAGE       AVERAGE     PORTFOLIO
  PERIOD ENDED     PERIOD     RETURN***   (000'S)   NET ASSETS+   NET ASSETS+   TURNOVER
----------------  -----------------------------------------------------------------------
                                     Mid Cap Growth Portfolio Class A
2/8/99-3/31/99     $10.46        4.60%    $13,887    1.15%#          (0.15)%#        5%
3/31/00             17.95       75.89      28,059      1.15++        (0.68)++       68
3/31/01              9.34      (34.29)     18,897     1.15@          (0.72)@        68
                                      Mid Cap Value Portfolio Class A
2/8/99-3/31/99       9.98       (0.20)     13,088      1.15#          1.60#          6
3/31/00             10.52        9.76      16,640      1.15           1.02          72
3/31/01             12.15       25.38      21,103      1.15           1.10          62
                                        Small Cap Portfolio Class A
2/8/99-3/31/99       9.91       (0.90)     11,140      1.15#          0.31#          3
3/31/00             14.08       46.99      21,144      1.15          (0.24)        103
3/31/01              8.03      (30.20)     14,611      1.15          (0.16)        138


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

  ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable


 @ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.01%) or waivers/reimbursements if applicable


  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                                                    NET INVESTMENT
                                                                        EXPENSES                    INCOME (LOSS)
                                                              ----------------------------   ----------------------------
                                                              3/31/99#   3/31/00   3/31/01   3/31/99#   3/31/00   3/31/01
                                                              --------   -------   -------   --------   -------   -------
Mid Cap Growth Portfolio Class A............................    2.22%     1.37%     1.48%     (1.22)%    (0.90)%   (1.05)%
Mid Cap Value Portfolio Class A.............................    2.23      1.47      1.64       0.52       0.70      0.61
Small Cap Portfolio Class A.................................    2.46      1.45      1.67      (1.00)     (0.54)    (0.68)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               NET
                                            REALIZED &                  DIVIDENDS     DIVIDENDS
                  NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                    VALUE        NET        GAIN(LOSS)    TOTAL FROM     FROM NET     REALIZED
                  BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
  PERIOD ENDED    OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------------
                                      International Equity Portfolio Class A

2/8/99-3/31/99     $10.00       $ 0.02        $ 0.32        $ 0.34        $   --       $   --
3/31/00             10.34         0.01          3.21          3.22         (0.06)       (0.30)
3/31/01             13.20         0.02         (4.44)        (4.42)           --        (0.47)

                                    Diversified Fixed Income Portfolio Class A

2/8/99-3/31/99      10.00         0.06         (0.12)        (0.06)           --           --
3/31/00              9.94         0.53         (0.42)         0.11         (0.42)          --
3/31/01              9.63         0.57          0.24          0.81         (0.57)          --

                                        Cash Management Portfolio Class A

2/8/99-3/31/99      10.00         0.06            --          0.06            --           --
3/31/00             10.06         0.45          0.01          0.46         (0.28)          --
3/31/01             10.24         0.56          0.02          0.58         (0.11)          --

                                                                   RATIO OF
                     NET                    NET                       NET
                    ASSET                 ASSETS     RATIO OF     INVESTMENT
                    VALUE                 END OF    EXPENSES TO    INCOME TO
                   END OF       TOTAL     PERIOD      AVERAGE       AVERAGE     PORTFOLIO
  PERIOD ENDED     PERIOD     RETURN***   (000'S)   NET ASSETS+   NET ASSETS+   TURNOVER
----------------  -----------------------------------------------------------------------
                                  International Equity Portfolio Class A
2/8/99-3/31/99     $10.34        3.40%    $13,693      1.30%#         1.43%#         7%
3/31/00             13.20       31.36      20,390    1.30++           0.12++        54
3/31/01              8.31      (34.10)     12,802      1.30           0.18          26
                                Diversified Fixed Income Portfolio Class A
2/8/99-3/31/99       9.94       (0.60)     15,229     1.00#           4.53#         30
3/31/00              9.63        1.22      16,784      1.00           5.48          46
3/31/01              9.87        8.66      16,428     1.00@           5.81@         27
                                     Cash Management Portfolio Class A
2/8/99-3/31/99      10.06        0.60       2,021     0.85#           3.97#         --
3/31/00             10.24        4.59       4,123      0.85           4.63          --
3/31/01             10.71        5.73       4,897      0.85           5.45          --


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.
 # Annualized

  ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable


 @ The ratios reflect an expense cap of 1.00% which is net of custody credits of (0.01%) or waivers/reimbursements if applicable


  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                                                     NET INVESTMENT
                                                                        EXPENSES                      INCOME (LOSS)
                                                              -----------------------------   -----------------------------
                                                              3/31/99#   3/31/00   3/31/01    3/31/99#   3/31/00   3/31/01
                                                              --------   -------   --------   --------   -------   --------
International Equity Portfolio Class A......................    3.59%     1.93%      2.31%     (0.86)%    (0.51)%   (0.83)%
Diversified Fixed Income Portfolio Class A..................    1.91      1.31       1.61       3.62       5.17      5.21
Cash Management Portfolio Class A...........................    8.41      2.95       2.83      (3.59)      2.53      3.47

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               NET
                                            REALIZED &                  DIVIDENDS     DIVIDENDS
                  NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                    VALUE        NET        GAIN(LOSS)    TOTAL FROM     FROM NET     REALIZED
                  BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
  PERIOD ENDED    OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------------

                                          Focus Growth Portfolio Class A
7/5/00-3/31/01     $10.00       $   --        $(2.81)       $(2.81)       $   --       $   --

                                                                   RATIO OF
                     NET                    NET                       NET
                    ASSET                 ASSETS     RATIO OF     INVESTMENT
                    VALUE                 END OF    EXPENSES TO    INCOME TO
                   END OF       TOTAL     PERIOD      AVERAGE       AVERAGE     PORTFOLIO
  PERIOD ENDED     PERIOD     RETURN***   (000'S)   NET ASSETS+   NET ASSETS+   TURNOVER
----------------  -----------------------------------------------------------------------
                                      Focus Growth Portfolio Class A
7/5/00-3/31/01     $ 7.19      (28.10)%   $18,787   1.30#++          (0.01)#++     195%


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized


  ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable


  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                            NET
                                                                         INVESTMENT
                                                                           INCOME
                                                              EXPENSES     (LOSS)
                                                              --------   ----------
                                                              3/31/01#    3/31/01#
                                                              --------   ----------
Focus Growth Portfolio Class A..............................    1.88%      (0.59)%

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           Anchor National Life Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725